Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche CROCI® Sector Opportunities Fund

The "Non-Diversification risk" information contained under the "MAIN RISKS" sections within the summary section and the "FUND DETAILS" section of the fund's prospectuses is hereby removed.

Deutsche CROCI Sector Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche CROCI® Sector Opportunities Fund

The "Non-Diversification risk" information contained under the "MAIN RISKS" sections within the summary section and the "FUND DETAILS" section of the fund's prospectuses is hereby removed.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The "Non-Diversification risk" information contained under the "MAIN RISKS" sections within the summary section and the "FUND DETAILS" section of the fund's prospectuses is hereby removed.